Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	$ 136,190	$ 5,172
Carrying Value | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	12,347	5,172
Carrying Value | Public Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	84,870
Carrying Value | Private Placement Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	38,973
Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	84,870
Estimate of Fair Value Measurement | Level 1 | Public Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	84,870
Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	51,320	5,172
Estimate of Fair Value Measurement | Level 3 | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	12,347	$ 5,172
Estimate of Fair Value Measurement | Level 3 | Private Placement Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	$ 38,973